MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - CAD ($)		12 Months Ended
	Aug. 05, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		$ 105,555,000
Depreciation and depletion		3,067,000	$ 1,972,000
Balance at the end		119,188,000	105,555,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		224,213,000
Additions		32,838,000
Increase (decrease) through other changes, property, plant and equipment		306,000
Disposals		235,000
Disposals of AEG		2,915,000
Amendment to Wheaton Silver Purchase Agreement		(14,835,000)
Change of estimate in decommission provision		306,000
Balance at the end		239,372,000	224,213,000
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(118,658,000)
Disposals		117,000
Disposals of AEG		1,424,000
Depreciation and depletion		3,067,000
Balance at the end		(120,184,000)	(118,658,000)
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		105,555,000
Balance at the end		119,188,000	105,555,000
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion		923,000	325,000
Mineral properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		100,073,000
Additions		17,488,000
Increase (decrease) through other changes, property, plant and equipment		159,000
Amendment to Wheaton Silver Purchase Agreement	$ (14,835,000)
Change of estimate in decommission provision		159,000
Transfers from exploration and evaluation assets to mineral properties		51,127,000
Balance at the end		168,847,000	100,073,000
Mineral properties | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(90,459,000)
Depreciation and depletion		397,000
Balance at the end		(90,856,000)	(90,459,000)
Mineral properties | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		9,614,000
Balance at the end		77,991,000	9,614,000
Plant and equipment [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		42,364,000
Additions		6,341,000
Increase (decrease) through other changes, property, plant and equipment		147,000
Disposals		235,000
Disposals of AEG		2,639,000
Change of estimate in decommission provision		147,000
Balance at the end		45,978,000	42,364,000
Plant and equipment [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(27,666,000)
Disposals		117,000
Disposals of AEG		1,374,000
Depreciation and depletion		1,786,000
Balance at the end		(27,961,000)	(27,666,000)
Plant and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		14,698,000
Balance at the end		18,017,000	14,698,000
Right of use assets [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		1,883,000
Additions		8,272,000
Disposals of AEG		276,000
Balance at the end		9,879,000	1,883,000
Right of use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(533,000)
Disposals of AEG		50,000
Depreciation and depletion		884,000
Balance at the end		(1,367,000)	(533,000)
Right of use assets [member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		1,350,000
Balance at the end		8,512,000	1,350,000
Exploration and evaluation assets [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		79,893,000
Additions		737,000
Amendment to Wheaton Silver Purchase Agreement		(14,835,000)
Transfers from exploration and evaluation assets to mineral properties		(51,127,000)
Balance at the end		14,668,000	79,893,000
Exploration and evaluation assets [member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		79,893,000
Balance at the end		$ 14,668,000	$ 79,893,000